Operating expenses - Bonus awards (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Total Bonus awards	£ 356,000,000	£ 370,000,000	£ 301,000,000
Bonus awards as a % of operating profit before tax	5.00%	7.00%
Proportion of bonus awards that are deferred	88.00%	89.00%
Bonus awards
Operating expenses
Total Bonus awards	£ 356,000,000	£ 370,000,000
Change %	(4.00%)
Non-deferred cash awards
Operating expenses
Total Bonus awards	£ 43,000,000	40,000,000
Change %	8.00%
Total deferred bonus awards
Operating expenses
Total Bonus awards	£ 313,000,000	330,000,000
Change %	(5.00%)
Deferred cash awards
Operating expenses
Total Bonus awards	£ 262,000,000	£ 270,000,000
Change %	(3.00%)
Proportion of bonus awards that are deferred	84.00%	82.00%
Deferred share awards
Operating expenses
Total Bonus awards	£ 51,000,000	£ 60,000,000
Change %	(15.00%)
Proportion of bonus awards that are deferred	16.00%	18.00%
Maximum
Operating expenses
Cash awards	£ 2,000